Warrant Transaction Agreement - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Aug. 31, 2020	Nov. 30, 2019
Warrant Transaction Agreement [Abstract]
Class of warrant or right, number of securities called by warrants or rights					2,050,463
Warrant amortization	$ 100,000	$ 0	$ 38,000
Percent of warrant shares will vest and be immediately exercisable	6.50%			6.50%
Class of warrant or right, exercise price of warrants or rights	$ 5.58		$ 5.58
Fair value of the warrant shares	$ 8,700,000		$ 8,700,000
Fair value of warrants vested	600,000		$ 566,000
Fair value of the unamortized warrants	$ 400,000